Real Estate 2012 Purchase Price Allocation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Land	$ 115,777	$ 94,970	$ 23,949
Building and improvements	491,040	581,064	97,603
Tenant origination and absorption cost	140,333	178,183	33,932
Finite-lived intangibles		(5,192)	5,277
Debt premium	(1,800)		(211)
Total	735,795	849,025	160,550
AT&T
Business Acquisition [Line Items]
Land			6,770
Building and improvements			26,357
Tenant origination and absorption cost			6,063
Finite-lived intangibles			810
Debt premium			0
Total			40,000
Westinghouse
Business Acquisition [Line Items]
Land			2,650
Building and improvements			22,025
Tenant origination and absorption cost			7,071
Finite-lived intangibles			4,454
Debt premium			0
Total			36,200
TransDigm
Business Acquisition [Line Items]
Land			3,773
Building and improvements			7,707
Tenant origination and absorption cost			1,323
Finite-lived intangibles			408
Debt premium			(211)
Total			13,000
Travelers
Business Acquisition [Line Items]
Land			2,600
Building and improvements			9,063
Tenant origination and absorption cost			4,437
Finite-lived intangibles			0
Debt premium			0
Total			16,100
Zeller Plastik
Business Acquisition [Line Items]
Land			2,674
Building and improvements			10,999
Tenant origination and absorption cost			2,230
Finite-lived intangibles			(303)
Debt premium			0
Total			15,600
Northrop
Business Acquisition [Line Items]
Land			1,300
Building and improvements			11,445
Tenant origination and absorption cost			4,743
Finite-lived intangibles			(488)
Debt premium			0
Total			17,000
Health Net
Business Acquisition [Line Items]
Land			4,182
Building and improvements			10,007
Tenant origination and absorption cost			8,065
Finite-lived intangibles			396
Debt premium			0
Total			$ 22,650